Other (expense) / income, net - Schedule of Summary of Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Foreign exchange gain / (loss)		$ (12,139)	$ 4,460	$ (4,929)	$ (244)
Fair value loss on contingent consideration		(96)	(220)	(492)	(620)
(Loss) / gain on derivative instruments	[1]	(3,186)	2,054	1,224	6,252
Fair value (loss) / gain on warrant liability	[2]	(59)	313	81	830
Gain on debt repurchases	[3]	325	1,680	1,621	9,632
Other	[4]	413	1,374	4,505	3,734
Other (expense) / income, net		$ (14,742)	$ 9,661	$ 2,010	$ 19,584

[1]	In the nine months ended September 30, 2024, the Company entered into an additional derivative financial instrument arrangement to mitigate interest rate risk on its variable-rate debt (See Note 8).
[2]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statement of comprehensive loss (See Note 12).
[3]	Relates to gain on repurchases of the Company's debt (See Note 7).
[4]	Mainly relates to the release of certain provisions, offset by banking fees.